Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current:
Trade receivables, other than related parties	$ 1,002	$ 824
Other receivables	255	497
Unbilled accounts receivable	33	24	$ 43
Receivables from government grant	66	52
Receivables from related parties (Note 29)	12	11
Other current financial assets	52	79
Total	1,420	1,487
Non-current:
Advances to suppliers	213	235
Non-trade receivables	0	10
Receivables from government grant	106	0
Payment in Lieu of Tax (“PILOT”) Bonds	0	11
Other	24	25
Total	$ 343	$ 281